Schedule of Assets 4(i)-(Held at End of Year) (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	22-0760120
Plan number	011
Current Value	$ 72,906,552	$ 69,266,803
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from participants	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from participants	9.50%